UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23620

JOHN HANCOCK GA SENIOR LOAN TRUST

(Exact name of registrant as specified in charter)

197 CLARENDON STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

HEIDI KNAPP

  TREASURER

197 CLARENDON STREET,

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 378-1870

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock GA Senior Loan Trust
Semi-Annual Report
June 30, 2025

John Hancock GA Senior Loan Trust
June 30, 2025

John Hancock GA Senior Loan Trust
Portfolio summary 6-30-25 (unaudited)

Portfolio Composition as of 6-30-25 (% of total investments)
Senior loans	96.1
Equity	0.2
Short-term investments	3.7
Percentages include unfunded loan commitments.
Top 10 Issuers as of 6-30-25 (% of total investments)
Management Consulting & Research LLC	1.8
LTC Consulting Services LLC	1.8
Xenon Arc, Inc.	1.8
LUV Car Wash Group LLC	1.8
AC Blackpoint Acquisition, Inc.	1.8
Stellar Buyer LLC	1.8
BCTS Parent LLC	1.7
Steward Partners Global Advisory LLC	1.7
Galloway & Company LLC	1.7
CPS Holdco, Inc.	1.7
TOTAL	17.6
Cash and short-term investments are not included. Percentages include unfunded loan commitments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 120.3%				$1,049,091,841
(Cost $1,051,885,338)
Consumer discretionary 20.7%				180,800,359
Distributors 3.8%
All Glass & Window Holdings, Inc., Delayed Draw Term Loan (C)	—	03-26-31	3,663,004	3,608,059
All Glass & Window Holdings, Inc., Revolver (C)	—	03-26-31	2,197,802	2,164,835
All Glass & Window Holdings, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	9.321	03-26-31	10,383,254	10,227,505
Eastern Communications Solutions, Inc., Revolver (C)	—	12-30-30	3,008,596	2,963,467
Eastern Communications Solutions, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	9.296	12-30-30	14,418,947	14,202,663
Diversified consumer services 9.4%
Capital Construction LLC, 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 5.000%)	9.296	10-22-26	805,299	793,219
Capital Construction LLC, 2025 Delayed Draw Term Loan A (C)	—	10-22-26	425,019	421,831
Capital Construction LLC, 2025 Delayed Draw Term Loan B (C)	—	10-22-26	1,230,317	1,221,090
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.174	10-22-26	5,169,626	5,117,930
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	815,934
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.174	10-22-26	3,813,714	3,775,577
Impact Climate Technologies LLC, Delayed Draw Term Loan (C)	—	04-09-32	1,897,916	1,859,957
Impact Climate Technologies LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.296	04-09-32	5,361,612	5,254,380
Leap Service Partners LLC, 2025 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000%) (C)	9.322	03-15-29	5,595,076	5,595,076
Leap Service Partners LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.295	03-15-29	5,226,320	5,226,320
Leap Service Partners LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.320	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.280	03-15-29	4,867,176	4,867,176
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month CME Term SOFR + 5.650%)	9.974	06-09-28	1,878,886	1,855,400
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.650%)	9.980	06-09-28	1,520,439	1,501,433
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month CME Term SOFR + 5.500%)	9.974	12-09-26	5,418,209	5,350,482
LUV Car Wash Group LLC, 2025 21st Amendment Additional Term Loan (1 month CME Term SOFR + 5.500%)	9.974	06-09-28	8,637,591	8,529,621
LUV Car Wash Group LLC, 2025 Delayed Draw Term Loan D (3 month CME Term SOFR + 5.500%) (C)	9.980	04-01-32	2,500,000	2,468,750
O2B Early Education Holding, Inc., Delayed Draw Term Loan (C)	—	05-29-31	3,629,764	3,602,541
O2B Early Education Holding, Inc., Revolver (C)	—	05-29-31	1,814,882	1,801,270
O2B Early Education Holding, Inc., Term Loan A (3 month CME Term SOFR + 4.500%)	8.829	05-29-31	5,444,646	5,403,811
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.933	09-07-29	6,232,120	6,232,120
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.924	09-07-29	1,582,278	1,582,278
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.933	09-07-29	6,964,557	$6,964,557
Hotels, restaurants and leisure 3.7%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	10.468	07-27-28	2,582,066	2,504,604
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR + 6.000%)	10.429	07-27-28	524,934	509,186
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	10.430	07-27-28	6,662,008	6,462,148
Fresh Holdco, Inc., Term Loan (6 month CME Term SOFR + 5.000%)	9.546	01-26-26	2,856,784	2,856,784
Rocket Holdco Intermediate II LLC, Revolver (C)	—	06-17-31	1,886,792	1,863,208
Rocket Holdco Intermediate II LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.296	06-17-31	8,150,943	8,049,057
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.573	06-18-29	3,790,216	3,496,474
Star Logistics & Hospitality Services LLC, Revolver (3 month CME Term SOFR + 5.250%) (C)	9.563	06-18-29	1,264,881	1,166,853
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 5.250%)	9.563	06-18-29	5,509,821	5,082,810
Household durables 0.9%
Simon Pearce LLC, Revolver (3 month CME Term SOFR + 3.500%) (C)	8.821	10-21-30	1,160,714	1,152,009
Simon Pearce LLC, Term Loan A (1 month CME Term SOFR + 4.500%)	8.824	10-21-30	6,929,464	6,877,493
Leisure products 1.9%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,298,450
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	9.296	06-18-27	14,367,208	14,295,372
Specialty retail 1.0%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	1,127,841
RPC TopCo, Inc., Term Loan (6 month CME Term SOFR + 4.750%)	8.916	08-29-31	7,949,574	7,889,952
Consumer staples 7.8%				68,073,819
Consumer staples distribution and retail 1.7%
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (C)	—	12-28-29	2,686,567	2,686,567
PAK Quality Foods Acquisition LLC, Revolver (1 month CME Term SOFR + 5.750%) (C)	10.180	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.180	12-28-29	10,422,537	10,422,537
Food products 5.1%
City Line Distributors, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.583	08-31-28	2,471,840	2,471,840
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,042,970
City Line Distributors, Term Loan (3 month CME Term SOFR + 6.000%)	10.541	08-31-28	6,148,310	6,148,310
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Foodscience LLC, 2024 Delayed Draw Term Loan (6 month CME Term SOFR + 4.500%) (C)	8.666	11-14-31	7,772,066	$7,655,485
Foodscience LLC, 2024 Revolver (3 month CME Term SOFR + 4.500%) (C)	8.802	11-14-31	2,430,556	2,394,097
Foodscience LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	8.713	11-14-31	7,255,208	7,146,380
GSF Buyer LLC, Delayed Draw Term Loan (C)	—	04-30-31	3,629,764	3,584,392
GSF Buyer LLC, Revolver (C)	—	04-30-31	1,814,882	1,792,196
GSF Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.296	04-30-31	5,444,646	5,376,588
Hill Country Dairies, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.260	08-01-30	1,663,306	1,617,566
Hill Country Dairies, Inc., Revolver (3 month CME Term SOFR + 5.000%) (C)	9.260	08-01-30	1,108,871	1,078,377
Hill Country Dairies, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	9.010	08-01-31	4,072,051	3,960,070
Household products 1.0%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 5.500%)	9.930	11-09-27	2,561,216	2,465,171
Walnut Parent, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.930	11-09-27	6,923,750	6,664,109
Financials 4.3%				37,945,670
Capital markets 2.1%
Steward Partners Global Advisory LLC, 2025 Delayed Draw Term Loan C (3 month CME Term SOFR + 4.750%) (C)	9.046	10-14-28	8,231,272	8,148,959
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.046	10-14-28	4,244,518	4,202,073
Steward Partners Global Advisory LLC, Revolver (C)	—	10-14-28	2,457,480	2,432,906
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.046	10-14-28	4,167,857	4,126,179
Insurance 2.2%
Stellar Buyer LLC, 2025 1st Amendment Term Loan A (3 month CME Term SOFR + 5.000%)	9.300	11-12-30	1,968,750	1,958,906
Stellar Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.296	11-12-30	5,214,363	5,188,291
Stellar Buyer LLC, Revolver (C)	—	11-12-30	2,607,616	2,594,578
Stellar Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.300	11-12-30	9,340,480	9,293,778
Health care 24.7%				215,146,377
Health care equipment and supplies 3.7%
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 4.750%)	9.077	01-30-29	12,218,750	12,157,656
LTC Consulting Services LLC, Revolver (C)	—	05-01-31	1,212,121	1,206,060
LTC Consulting Services LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.046	05-01-31	18,787,879	18,693,940
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 21.0%
Beacon Behavioral Holdings LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.796	06-21-29	10,354,177	$10,224,750
Beacon Behavioral Holdings LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.796	06-21-29	364,356	359,801
Beacon Behavioral Holdings LLC, Term Loan (3 month CME Term SOFR + 5.500%)	14.996	06-21-29	953,265	941,349
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	10.191	12-14-26	688,908	678,574
BrightView LLC, Revolver (1 month CME Term SOFR + 6.000%)	10.191	12-14-26	315,217	310,489
BrightView LLC, Term Loan (1 month CME Term SOFR + 6.000%)	10.191	12-14-26	5,170,671	5,093,111
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.691	11-24-29	4,833,748	4,821,664
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.691	11-24-29	3,803,652	3,794,143
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	10.691	11-24-29	6,007,963	5,992,943
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.250%)	10.583	06-30-28	246,305	237,685
IMA Group Management Company LLC, 2023 Revolver (3 month CME Term SOFR + 6.500%) (C)	10.983	06-30-28	821,018	792,282
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.500%)	10.930	06-30-28	9,810,302	9,466,941
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 7.000%)	11.441	02-28-29	2,721,342	2,408,388
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	615,877
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 7.000%)	11.441	02-28-29	12,026,133	10,643,128
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 6.750%)	11.196	05-04-30	3,066,608	2,798,280
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 5.750% and 3 month CME Term SOFR + 6.750%)	12.154	12-23-27	1,673,077	1,526,683
Insignia Finance Merger Sub LLC, Term Loan (3 month CME Term SOFR + 6.750%)	11.196	12-23-27	5,479,036	4,999,620
MWD Management LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.396	06-15-27	3,900,000	3,900,000
MWD Management LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.396	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.396	06-15-27	4,862,500	4,862,500
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.046	11-16-28	2,514,564	2,527,137
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	9.046	11-16-28	6,516,667	6,549,250
OIS Management Services LLC, 2024 2nd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	9.010	11-16-28	1,976,067	1,985,947
OIS Management Services LLC, 2025 3rd Amendment Incremental Delayed Draw Term Loan (C)	—	11-16-28	2,579,029	2,591,924
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Pediatric Home Respiratory Services LLC, 2024 Delayed Draw Term Loan (C)	—	12-23-30	2,625,000	$2,631,563
Pediatric Home Respiratory Services LLC, 2024 Revolver (6 month CME Term SOFR + 5.500%) (C)	9.742	12-23-30	1,458,333	1,461,979
Pediatric Home Respiratory Services LLC, 2024 Term Loan (6 month CME Term SOFR + 5.500%)	9.745	12-23-30	13,383,125	13,416,583
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.557	03-31-26	1,563,105	1,391,163
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.557	03-31-26	5,795,528	5,158,020
Redwood MSO LLC, 2024 Delayed Draw Term Loan (3 month CME Term SOFR + 5.250% and 1 and 3 month CME Term SOFR + 5.500%) (C)	9.772	12-20-29	2,293,401	2,253,267
Redwood MSO LLC, 2024 Revolver (Prime rate + 4.500%) (C)	12.000	12-20-29	983,146	965,941
Redwood MSO LLC, 2024 Term Loan (1 month CME Term SOFR + 5.500%)	9.827	12-20-29	14,151,732	13,904,077
Refocus Management Services LLC, 2025 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.896	07-01-32	5,653,614	5,568,810
Refocus Management Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.896	02-14-29	2,296,253	2,279,031
Refocus Management Services LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.893	02-14-29	460,526	457,072
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.896	02-14-29	5,912,007	5,867,667
Southern Orthodontic Partners Management LLC, 2025 7th Amendment Delayed Draw Term Loan (C)	—	06-02-32	1,905,356	1,901,545
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.796	01-27-26	9,768,531	9,748,994
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.296	04-04-29	3,040,410	3,070,814
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.296	04-04-29	2,441,643	2,466,059
The Smilist DSO LLC, 2024-3 Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.555	12-02-31	35,133	34,781
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	614,035
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.296	04-04-29	11,246,053	11,358,513
Wildcat Purchaser LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.323	05-08-31	2,501,876	2,470,603
Wildcat Purchaser LLC, Revolver (C)	—	05-08-31	833,959	823,534
Wildcat Purchaser LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.307	05-08-31	5,420,732	5,352,973
Industrials 48.3%				421,289,515
Air freight and logistics 0.8%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,860,938
PNB Holdings III LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	9.074	09-17-30	1,187,500	1,178,125
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
PNB Holdings III LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.813	09-17-30	3,721,875	$3,693,961
Building products 3.4%
DAWGS Intermediate Holding Company, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.796	03-28-31	1,081,596	1,073,484
DAWGS Intermediate Holding Company, Term Loan A (3 month CME Term SOFR + 4.500%)	8.796	03-28-31	4,401,878	4,368,864
Integrated Openings Solutions LLC, Delayed Draw Term Loan Tranche 1 (3 month CME Term SOFR + 5.000%) (C)	9.300	11-20-29	6,295,788	6,201,351
Integrated Openings Solutions LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.296	11-20-29	579,212	570,524
Vybond Buyer LLC, Delayed Draw Term Loan (C)	—	02-03-32	3,066,589	3,028,256
Vybond Buyer LLC, Revolver (C)	—	02-03-32	2,299,942	2,271,192
Vybond Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.296	02-03-32	12,133,470	11,981,801
Commercial services and supplies 15.6%
Air Buyer, Inc., Revolver (C)	—	07-23-30	615,530	598,603
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.779	07-23-30	6,109,138	5,941,137
American Combustion Industries, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 5.000%)	9.427	08-31-28	1,231,714	1,191,683
American Combustion Industries, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 5.000%) (C)	9.427	08-31-28	1,462,509	1,414,977
American Combustion Industries, Inc., Revolver (1 month CME Term SOFR + 5.000%) (C)	9.427	08-31-28	548,729	530,895
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.000%)	9.427	08-31-28	3,583,016	3,466,568
BCTS Parent LLC, 2025 Incremental Delayed Draw Term Loan (C)	—	02-03-32	5,586,942	5,586,942
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (C)	9.327	12-26-29	4,868,509	4,868,509
BCTS Parent LLC, Revolver (C)	—	12-26-29	1,772,421	1,772,421
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.333	12-26-29	6,983,339	6,983,339
Beary Landscaping LLC, 2025 3rd Amendment Term Loan A (3 month CME Term SOFR + 5.250%)	9.548	12-21-29	625,573	625,573
Beary Landscaping LLC, Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 5.250%)	9.559	11-22-29	2,107,394	2,107,394
Beary Landscaping LLC, Revolver (3 month CME Term SOFR + 5.250%) (C)	9.572	11-22-29	2,112,676	2,112,676
Beary Landscaping LLC, Term Loan (1 month CME Term SOFR + 5.250%)	9.577	11-22-29	10,613,028	10,613,028
Diverzify Intermediate LLC, 2024 9th Amendment Delayed Draw Term Loan (C)	—	05-11-27	6,000,000	5,820,000
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (3 month CME Term SOFR + 5.750%)	10.336	05-11-27	11,413,750	11,071,338
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.880	06-30-27	2,515,867	2,446,680
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	12.000	06-30-27	940,073	914,221
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	9.880	06-30-27	3,977,143	$3,867,771
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (C)	—	06-30-27	2,111,079	2,042,469
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	9.630	06-30-27	2,229,299	2,156,847
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.000%)	10.296	01-23-28	1,246,347	1,246,347
Renovation Systems LLC, 2024 2nd Amendment Revolver (3 month CME Term SOFR + 6.000%) (C)	10.308	01-23-28	626,313	626,313
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.296	01-23-28	13,888,148	13,888,148
Renovation Systems LLC, 2024 Delayed Draw Term Loan C (6 month CME Term SOFR + 6.000%) (C)	10.212	01-23-28	1,630,412	1,630,412
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 5.750%)	10.177	09-30-27	1,072,211	1,072,211
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.177	09-30-27	7,035,714	7,035,714
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.177	09-30-27	3,163,880	3,163,880
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.177	09-30-27	4,150,865	4,150,865
StartKleen Legacy Holdings LLC, Delayed Draw Term Loan (C)	—	03-14-31	3,663,004	3,608,059
StartKleen Legacy Holdings LLC, Revolver (C)	—	03-14-31	2,930,403	2,886,447
StartKleen Legacy Holdings LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.062	03-14-31	9,134,615	8,997,596
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	10.173	09-07-28	2,450,000	2,437,750
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,455,882
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.907	09-07-28	8,294,853	8,211,904
Construction and engineering 1.0%
Magic Valley Electric LLC, Delayed Draw Term Loan (C)	—	04-07-31	4,360,719	4,295,308
Magic Valley Electric LLC, Revolver (C)	—	04-07-31	872,144	859,062
Magic Valley Electric LLC, Term Loan (1 month CME Term SOFR + 4.500%)	8.811	04-07-31	3,914,835	3,856,113
Machinery 1.3%
Rapid Buyer LLC, Delayed Draw Term Loan (C)	—	10-15-30	3,418,906	3,367,622
Rapid Buyer LLC, Revolver (C)	—	10-15-30	1,709,453	1,683,811
Rapid Buyer LLC, Term Loan (6 month CME Term SOFR + 4.750%)	8.848	10-15-30	6,290,787	6,196,425
Professional services 10.1%
CPS Holdco, Inc., Delayed Draw Term Loan A (3 month CME Term SOFR + 4.750%)	9.083	03-28-31	3,913,919	3,864,995
CPS Holdco, Inc., Delayed Draw Term Loan B (C)	—	03-28-31	4,281,136	4,227,621
CPS Holdco, Inc., Revolver (C)	—	03-28-31	2,014,652	1,989,469
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
CPS Holdco, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.046	03-28-31	7,590,865	$7,495,980
Galloway & Company LLC, Delayed Draw Term Loan (C)	—	05-05-31	5,253,940	5,214,535
Galloway & Company LLC, Revolver (C)	—	05-05-31	1,751,314	1,738,179
Galloway & Company LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.796	05-05-31	11,558,669	11,471,979
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (6 month CME Term SOFR + 6.250%)	10.558	03-30-29	1,263,967	1,263,967
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (6 month CME Term SOFR + 6.250%)	10.567	03-30-29	9,742,345	9,742,345
HMN Acquirer Corp., Delayed Draw Term Loan (C)	—	11-05-31	1,591,435	1,579,499
HMN Acquirer Corp., Revolver (C)	—	11-05-31	954,861	947,700
HMN Acquirer Corp., Term Loan (3 month CME Term SOFR + 4.500%)	8.796	11-05-31	4,307,060	4,274,757
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (6 month CME Term SOFR + 4.750%)	8.916	10-29-27	2,696,117	2,689,376
Management Consulting & Research LLC, 2025 5th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	9.058	08-16-27	10,253,090	10,227,457
Management Consulting & Research LLC, Revolver (1 and 6 month CME Term SOFR + 4.750%) (C)	9.050	08-16-27	909,498	907,224
Management Consulting & Research LLC, Term Loan (6 month CME Term SOFR + 4.750%)	8.916	08-16-27	6,118,584	6,103,288
Purple Cow Buyer LLC, Delayed Draw Term Loan (C)	—	11-05-30	1,504,939	1,497,415
Purple Cow Buyer LLC, Revolver (C)	—	11-05-30	401,317	399,311
Purple Cow Buyer LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.010	11-05-30	2,395,863	2,383,884
WeLocalize, Inc., 2019 Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.396	06-23-26	1,062,347	1,057,036
WeLocalize, Inc., 2021 Revolver (3 month CME Term SOFR + 5.000% and 1 month CME Term SOFR + 5.250%) (C)	9.420	06-23-26	878,327	873,936
WeLocalize, Inc., 2021 Term Loan A (3 month CME Term SOFR + 5.000%)	9.396	06-23-26	4,185,607	4,164,679
WeLocalize, Inc., Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.396	06-23-26	3,184,993	3,169,068
Trading companies and distributors 16.1%
Crane Engineering Sales LLC, 2025 1st Amendment Delayed Draw Term Loan (C)	—	08-27-29	1,776,597	1,776,597
Crane Engineering Sales LLC, 2025 1st Amendment Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.992	08-27-29	646,577	646,577
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.059	08-27-29	5,933,678	5,933,678
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,197,400	2,197,400
Crane Engineering Sales LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.046	08-27-29	6,877,500	6,877,500
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	10.177	11-02-26	9,725,000	9,384,625
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Krayden Holdings, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 4.750%)	9.061	03-01-29	1,484,375	$1,473,242
Krayden Holdings, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 4.750%)	9.061	03-01-29	1,484,375	1,473,242
Krayden Holdings, Inc., Revolver (1 month CME Term SOFR + 4.750%) (C)	9.077	03-01-29	1,562,500	1,550,781
Krayden Holdings, Inc., Term Loan A (1 month CME Term SOFR + 4.750%)	9.077	03-01-29	7,789,453	7,731,032
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.733	08-31-28	5,183,763	5,170,804
M&D Midco, Inc., 2024 3rd Amendment Delayed Draw Term Loan (C)	—	08-31-28	833,926	831,841
M&D Midco, Inc., 2024 3rd Amendment Term Loan (3 month CME Term SOFR + 5.250%)	9.733	08-31-28	1,175,488	1,172,550
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%)	9.733	08-31-28	2,253,200	2,247,567
M&D Midco, Inc., Revolver (Prime rate + 4.250% and 3 month CME Term SOFR + 5.250%) (C)	10.320	08-31-28	1,563,752	1,559,843
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 5.250%)	9.733	08-31-28	6,379,243	6,363,295
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 5.048%)	9.321	09-30-27	9,725,000	9,676,375
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.577	12-24-29	1,440,726	1,415,513
SBP Holding LP, 2023 Revolver (1 and 3 month CME Term SOFR + 6.250%) (C)	10.565	12-24-29	1,451,613	1,426,210
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 6.250%)	10.577	12-24-29	11,975,806	11,766,230
SurfacePrep Buyer LLC, 2025 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.298	02-04-30	1,244,346	1,241,236
SurfacePrep Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.297	02-04-30	1,983,396	1,978,438
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.299	02-04-30	1,986,301	1,981,336
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.299	02-04-30	10,422,123	10,396,068
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.446	12-31-26	1,421,269	1,222,292
Tilley Chemical Company, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	10.446	12-31-26	1,433,761	1,233,034
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 6.000%)	10.446	12-31-26	6,303,524	5,421,031
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.546	10-03-28	5,534,785	5,562,459
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%)	9.546	10-03-28	1,529,503	1,537,151
WWEC Holdings III Corp., Revolver (C)	—	10-03-28	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.250%)	9.546	10-03-28	7,006,832	7,041,866
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 5.750%)	10.119	12-20-28	17,325,000	$17,238,375
Xenon Arc, Inc., 2025-1 Term Loan (3 month CME Term SOFR + 5.750%)	10.146	12-20-28	2,581,031	2,568,126
Information technology 9.8%				85,212,376
IT services 4.6%
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan C (C)	—	12-31-30	719,424	710,432
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan D (C)	—	12-31-30	719,424	710,432
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan E (C)	—	12-31-30	719,424	710,432
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan A (3 and 6 month CME Term SOFR + 5.000%)	9.283	12-31-30	2,958,686	2,921,703
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000%) (C)	9.303	12-31-30	2,962,654	2,925,620
AC Blackpoint Acquisition, Inc., Revolver (C)	—	12-31-30	1,483,051	1,464,513
AC Blackpoint Acquisition, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.296	12-31-30	9,591,631	9,471,736
AIDC IntermediateCo LLC, Term Loan (1 month CME Term SOFR + 5.500%)	9.827	07-22-27	9,750,000	9,676,875
Jetson Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	12.000	04-09-30	720,941	699,312
Jetson Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.796	04-09-30	4,211,014	4,084,683
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.750%)	9.077	10-31-25	2,171,003	2,160,148
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.077	11-01-27	4,760,705	4,736,902
Software 5.2%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.296	12-21-27	9,725,000	9,725,000
Alta Buyer LLC, 2025 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.296	12-21-27	611,131	611,131
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.546	06-30-26	3,907,272	3,907,272
QM Buyer, Inc., Delayed Draw Term Loan (C)	—	12-06-30	3,888,889	3,869,444
QM Buyer, Inc., Revolver (C)	—	12-06-30	1,944,444	1,934,722
QM Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.296	12-06-30	11,608,333	11,550,292
Trimech Acquisition Corp., 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 4.750%)	9.074	03-10-28	2,643,758	2,663,586
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	11.250	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	9.046	03-10-28	8,401,974	8,464,988
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials 4.7%				$40,623,725
Chemicals 3.1%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.052	03-03-30	4,119,792	4,088,893
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,067,708
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.046	03-03-30	6,101,406	6,055,646
Chroma Color Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	8.546	04-23-29	2,072,917	2,057,370
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	827,083
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 4.250%)	8.529	04-23-29	9,391,667	9,321,229
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	463,768
Polymer Solutions Group LLC, 2019 Term Loan (3 and 6 month CME Term SOFR + 4.500%)	8.631	11-26-26	1,826,087	1,826,087
Containers and packaging 0.5%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	1,856,995	1,597,016
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	789,517	678,984
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	228,444	196,462
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	428,385	368,411
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	1,693,133	1,456,094
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.063	06-18-26	300,766	258,659
Paper and forest products 1.1%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 5.750%)	10.077	11-30-29	9,360,315	9,360,315

	Shares/Units	Value

Equity (A) 0.3%		$2,169,177
(Cost $2,078,761)
Consumer discretionary 0.0%		283,019
Hotels, restaurants and leisure 0.0%
Rocket Group Holdings LLC, Class A Units	283,019	283,019
Consumer staples 0.0%		362,976
Food products 0.0%
GSF Group Holdings LP, Class A-2 Units	363	362,976
Financials 0.1%		384,710
Insurance 0.1%
Stellar Parent LLC, Class A Units	322	384,710
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 6-30-25 (unaudited)

	Shares/Units	Value
Industrials 0.1%		$607,438
Machinery 0.1%
Rapid Aggregator LLC	365	346,449
Professional services 0.0%
CPS Investors LP, Class A Units	2,747	260,989
Information technology 0.1%		531,034
IT services 0.1%
AC BlackPoint Holdings LLC, Class A-1 Units	469	531,034

	Yield (%)	Shares	Value

Short-term investments 4.6%			$40,119,513
(Cost $40,119,513)
Short-term funds 4.6%			40,119,513
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2560(D)	40,119,513	40,119,513

Total investments (Cost $1,094,083,612) 125.2%	$1,091,380,531
Less unfunded loan commitments (25.4%)	(221,905,269)
Net investments (Cost $872,178,343) 99.8%	$869,475,262
Other assets and liabilities, net 0.2%	2,480,010
Total net assets 100.0%	$871,955,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Note 2 for more information.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
At 6-30-25, the aggregate cost of investments for federal income tax purposes was $872,178,343. Net unrealized depreciation aggregated to $2,703,081, of which $6,022,395 related to gross unrealized appreciation and $8,725,476 related to gross unrealized depreciation.
The accompanying consolidated notes are an integral part of the consolidated financial statements.

Consolidated financial statements
John Hancock GA Senior Loan Trust
Consolidated statement of assets and liabilities 6-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $872,178,343)	$869,475,262
Cash	2,023,045
Dividends and interest receivable	6,730,449
Receivable for fund shares issued	15,000,000
Receivable for investments sold	221,116
Other assets	22,475
Total assets	893,472,347
Liabilities
Distributions payable	18,028,343
Payable for investments purchased	161,562
Payable to affiliates
Investment management fees	1,161,504
Performance fees	1,720,619
Accounting and legal services fees	74,331
Other liabilities and accrued expenses	370,716
Total liabilities	21,517,075
Net assets	$871,955,272
Net assets consist of
Paid-in capital	$874,684,420
Total distributable earnings (loss)	(2,729,148)
Net assets	$871,955,272
Net asset value per share
Based on 53,919,367 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$16.17
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated statement of operations for the six months ended 6-30-25 (unaudited)

Investment income
Dividends	$906,420
Interest	40,716,213
Total investment income	41,622,633
Expenses
Investment management fees	2,208,927
Performance fees	3,629,598
Accounting and legal services fees	154,176
Transfer agent fees	18,930
Trustees' fees	54,952
Custodian fees	170,734
Professional fees	165,931
Other	267,701
Total expenses	6,670,949
Net investment income	34,951,684
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	403,082
403,082
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,688,383)
(2,688,383)
Net realized and unrealized loss	(2,285,301)
Increase in net assets from operations	$32,666,383
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated statements of changes in net assets

	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$34,951,684	$60,195,376
Net realized gain	403,082	(2,538,694)
Change in net unrealized appreciation (depreciation)	(2,688,383)	1,063,225
Increase in net assets resulting from operations	32,666,383	58,719,907
Distributions to shareholders
From net investment income and net realized gain	(32,369,824)	(60,230,440)
Total distributions	(32,369,824)	(60,230,440)
Fund share transactions
Fund shares issued	142,000,000	225,000,000
Total increase	142,296,559	223,489,467
Net assets
Beginning of period	729,658,713	506,169,246
End of period	$871,955,272	$729,658,713
Share activity
Shares outstanding
Beginning of period	45,169,880	31,485,246
Shares issued	8,749,487	13,684,634
End of period	53,919,367	45,169,880
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated statement of cash flows for the six months ended 6-30-25 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$32,666,383
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(178,400,747)
Long-term investments sold	46,310,827
Net purchases and sales in short-term investments	3,596,804
Net amortization of premium (discount)	(1,816,263)
(Increase) Decrease in assets:
Dividends and interest receivable	(1,970,887)
Receivable for investments sold	(148,226)
Other assets	(15,039)
Increase (Decrease) in liabilities:
Payable for investments purchased	(55,703)
Payable to affiliates	379,641
Other liabilities and accrued expenses	28,701
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	2,688,383
Net realized (gain) loss on:
Unaffiliated investments	(403,082)
Net cash used in operating activities	$(97,139,208)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(32,932,500)
Fund shares issued	127,000,000
Net cash flows provided by financing activities	$94,067,500
Net decrease in cash	$(3,071,708)
Cash at beginning of period	$5,094,753
Cash at end of period	$2,023,045
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Consolidated financial highlights

Period ended	6-30-25[1]	12-31-24	12-31-23	12-31-22	12-31-21	12-31-20[2]
Per share operating performance
Net asset value, beginning of period	$16.15	$16.08	$15.91	$16.17	$20.18	$20.00
Net investment income[3]	0.70	1.59	1.55	1.09	0.79	0.06
Net realized and unrealized gain (loss) on investments	(0.05)	(0.01)	0.18	(0.48)	0.13	0.22
Total from investment operations	0.65	1.58	1.73	0.61	0.92	0.28
Less distributions
From net investment income	(0.63)	(1.51)	(1.52)	(0.86)	(1.15)	(0.10)
From net realized gain	—	—	(0.04)	(0.01)	(0.04)	—
From tax return of capital	—	—	—	—	(3.74)	—
Total distributions	(0.63)	(1.51)	(1.56)	(0.87)	(4.93)	(0.10)
Net asset value, end of period	$16.17	$16.15	$16.08	$15.91	$16.17	$20.18
Total return (%)	4.03[4]	10.19	11.18	3.97	5.15	1.40[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$872	$730	$506	$417	$219	$190
Ratios (as a percentage of average net assets):
Expenses	1.66[5,6]	1.86[6]	2.00[6]	1.34[6]	1.54[6]	1.69[6,7]
Net investment income	8.70[5]	9.73	9.55	6.83	4.32	3.44[7]
Portfolio turnover (%)	5	15	31	23	37	6

[1]	Six months ended 6-30-25. Unaudited.
[2]	Period from 11-3-20 (commencement of operations) to 12-31-20.
[3]	Based on average daily shares outstanding.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes performance fees expense of 0.90% (unannualized), 1.05%, 1.18%, 0.45%, 0.50% and 0.10% (unannualized) for the periods ended 6-30-25, 12-31-24, 12-31-23, 12-31-22, 12-31-21 and 12-31-20, respectively.
[7]	Annualized. Certain expenses are presented unannualized.
The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

1. Organization
John Hancock GA Senior Loan Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The investment objective of the fund is to generate current income.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock GA Senior Loan Subsidiary Trust LLC (the subsidiary), which was incorporated on October 10, 2024, and is a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Manulife Investment Management Private Markets (US) LLC (the Advisor). As of June 30, 2025, the net assets of the subsidiary were $2,196,832 representing 0.25% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.
2. Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Equity investments that do not have a counterparty trading in public market will be fair valued as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. Private equities rely primarily on the use of significant unobservable inputs, which require significant judgment and, accordingly, are classified as Level 3.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

The following is a summary of the values by input classification of the consolidated fund’s investments as of June 30, 2025 by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$827,186,572	—	—	$827,186,572
Equity	2,169,177	—	—	2,169,177
Short-term investments	40,119,513	$40,119,513	—	—
Total investments in securities	$869,475,262	$40,119,513	—	$829,355,749
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Senior loans	Equity	Total
Balance as of 12-31-24	$696,648,676	$1,086,191	$697,734,867
Purchases	177,421,319	979,428	178,400,747
Sales	(46,310,827)	—	(46,310,827)
Realized gain (loss)	403,082	—	403,082
Net amortization of (premium) discount	1,816,263	—	1,816,263
Change in unrealized appreciation (depreciation)	(2,791,941)	103,558	(2,688,383)
Balance as of 6-30-25	$827,186,572	$2,169,177	$829,355,749
Change in unrealized appreciation (depreciation) at period end[1]	$(2,160,910)	$103,558	$(2,057,352)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 6-30-25	Valuation technique	Significant unobservable inputs	Input/Range	Input Weighted Average*
Senior Loans	$803,075,881	Discounted cash flow	Discount rate	6.18% - 20.00%	9.97%
	13,005,883	Recent transaction	Transaction price	$98.50 - $99.80	$99.06
	4,555,625	Market comparable	EV / LTM EBITDA Mutiple	11.00x	11.00x
	6,549,183	Market comparable	EV / NCY EBITDA Mutiple	8.25x	8.25x
	$827,186,572

Equity	$283,019	Recent transaction	Transaction price	$1.00	$1.00
	1,886,158	Market comparable	EV / LTM EBITDA Mutiple	8.50x - 14.00x	11.76x
	$2,169,177

Total	$829,355,749
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2025 could have resulted in changes to the fair value measurement, as follows:

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate/Market discount	Decrease	Increase
Price/book value multiple/Enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) multiple	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.
The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is included in unaffiliated investments, at value in the Statement of assets and liabilities and change in net unrealized appreciation (depreciation) in the Statement of operations. As of June 30, 2025, the fund had the following unfunded commitments outstanding.
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$8,004
AC Blackpoint Acquisition, Inc.	$3,151,916	1,483,051	(22,304)
Air Buyer, Inc.	—	615,530	(7,808)
All Glass & Window Holdings, Inc.	3,663,004	2,197,802	(30,061)
American Combustion Industries, Inc.	1,309,633	164,619	(35,517)
Andretti Buyer LLC	—	897,364	874
Bandon Fitness, Inc.	93,599	—	(2,403)
BCTS Parent LLC	9,707,821	1,772,421	99,231
Beacon Behavioral Holdings LLC	5,256,449	91,089	(18,350)
Beary Landscaping LLC	—	1,690,141	25,244
Capital Construction LLC	1,655,336	824,176	(2,577)
Chemtron Supply LLC	—	2,083,333	18,228
Chroma Color Corp.	—	833,333	9,783
City Line Distributors	—	1,042,970	18,218
CPS Holdco, Inc.	4,281,136	2,014,652	(18,903)
Crane Engineering Sales LLC	1,776,597	2,197,400	42,604
Dawgs Intermediate Holding Company	—	951,804	2,062
Diverzify Intermediate LLC	6,000,000	—	(107,268)
Eastern Communications Solutions, Inc.	—	3,008,596	(3,703)
Foodscience LLC	5,493,056	2,138,889	(47,604)
Galloway & Company LLC	5,253,940	1,751,313	15,755
GSF Buyer LLC	3,629,764	1,814,882	(15,101)
Health Management Associates, Inc.	—	711,238	13,483
Hill Country Dairies, Inc.	1,330,645	997,984	(40,699)
HMN Acquirer Corp.	1,591,435	954,861	4,773
IMA Group Management Company LLC	—	410,509	(7,529)
Impact Climate Technologies LLC	1,897,916	—	(37,959)

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
In Vitro Sciences LLC	—	695,906	(72,332)
Integrated Openings Solutions LLC	5,351,419	521,291	(46,309)
Jetson Buyer, Inc.	—	692,103	(15,230)
Krayden Holdings, Inc.	—	1,540,625	17,035
Leap Service Partners LLC	3,636,800	1,197,368	39,979
LTC Consulting Services LLC	—	1,212,121	5,731
LUV Car Wash Group LLC	2,271,429	—	(11,925)
M&D Midco, Inc.	949,580	1,172,814	12,156
Magic Valley Electric LLC	4,360,719	872,144	(2,940)
Management Consulting & Research LLC	5,982,883	572,647	16,089
MC Group Ventures Corp.	2,521,481	107,437	(72,017)
MWD Management LLC	—	600,000	4,760
O2B Early Education Holding, Inc.	3,629,764	1,814,882	(5,068)
OIS Management Services LLC	3,185,025	769,231	38,987
PAK Quality Foods Acquisition LLC	2,686,567	1,343,284	42,096
Pediatric Home Respiratory Services LLC	2,625,000	933,333	19,264
Perennial Services Group LLC	—	632,911	6,684
PNB Holdings III LLC	1,875,000	750,000	2,676
Polymer Solutions Group LLC	—	463,768	2,148
Purple Cow Buyer LLC	1,504,939	401,317	16,037
QM Buyer, Inc.	3,888,889	1,944,444	23,743
Rapid Buyer LLC	3,418,906	1,709,453	(31,567)
Redwood MSO LLC	1,776,217	622,659	(14,892)
Refocus Management Services LLC	4,477,662	184,211	3,790
Renovation Systems LLC	607,972	125,263	7,797
Rocket Holdco Intermediate II LLC	—	1,886,792	(147)
RPC TopCo, Inc.	—	1,136,364	6,533
SBP Holding LP	—	713,710	(983)
Simon Pearce LLC	—	812,500	2,909
Southern Orthodontic Partners Management LLC	1,905,356	—	(7)
Star Logistics & Hospitality Services LLC	2,909,226	758,929	(248,430)
StartKleen Legacy Holdings LLC	3,663,004	2,930,403	(42,246)
Stellar Buyer LLC	4,867,550	2,607,616	30,427
Steward Partners Global Advisory LLC	8,190,116	2,457,480	(37,957)
SurfacePrep Buyer LLC	301,754	1,738,014	24,634
The Smilist DSO LLC	16,261	614,035	9,198
Tilley Chemical Company, Inc.	—	1,246,749	(170,260)
Trimech Acquisition Corp.	—	1,105,263	8,072
Vybond Buyer LLC	3,066,589	2,299,942	(12,848)
WeLocalize, Inc.	—	421,597	1,989
Wildcat Purchaser LLC	2,408,056	833,959	(15,658)
WWEC Holdings III Corp.	4,696,921	2,166,827	100,169

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
XpressMyself.com LLC	—	1,470,588	(6,820)
Total	$142,867,332	$79,037,937	($504,260)
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (JH Funding) and a Line of Credit agreement with John Hancock Life Insurance Company (JHUSA). The aggregate outstanding borrowings under the agreements with both JHUSA and JH Funding for the fund will not exceed $350 million. Prior to February 18, 2025, the Line of Credit agreement was $250 million. Any borrowings will be first drawn from JHUSA up to $50 million, subject to certain conditions as specified in the agreement; otherwise, the borrowings will be drawn from JH Funding. There were no upfront fees or commitment fees paid by the fund in connection with these line of credit agreements. The borrowings under these agreements are designed to be short-term to satisfy intermittent delayed draws and will not be used to originate new loans or for investment leverage. For the six months ended June 30,2025, the fund had no borrowings under the line of credit.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Consolidated statement of cash flows. A Consolidated statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Consolidated statement of cash flows. The cash amount shown in the Consolidated statement of cash flows is the amount included in the fund’s Consolidated statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, the fund has a long-term capital loss carryforward of $2,538,694 available to offset future net realized capital gains. These carryforwards do not expire.

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

As of December 31, 2024, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends at least quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2024.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor is an indirect wholly-owned subsidiary of Manulife Financial Corporation (MFC), and the Distributor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of MFC.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of the fund's average net assets, accrued daily and paid quarterly in arrears.
Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at annual rate of 10% of the fund’s net profits, if any, over the high water mark (as defined below) provided that the performance fee shall be due only if (and, to the extent necessary, shall be reduced by an amount so that), after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return (as defined below). For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.
The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the “preferred return rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “preferred return base”). The performance fee is accrued monthly and paid quarterly.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2025 amounted to an annual rate of 0.04% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates.  The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2025, commitments entered into by the fund pursuant to the exemptive order amounted to $236,244,934, including unfunded commitments of $92,479,101.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2025.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $178,400,747 and $46,310,827, respectively, for the six months ended June 30, 2025.
7. Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM),assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase

John Hancock GA Senior Loan Trust
Notes to consolidated financial statements 6-30-25 (unaudited)

(decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights,which includes total return and income and expense ratios.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective
The fund’s investment objective is to generate current income.
Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. Equity co-investments in which the fund may invest are typically small investments in a direct or indirect parent company of the borrower. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions.
The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries.  While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments, other than in instances of short-term liquidity needs, and paying fund expenses.
The fund’s investments may also include original-issue-discount instruments and contractual “payment-in-kind,” or PIK, interest arrangements.
Principal Risks
An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Delayed funding loans and revolving credit facilities risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial Institutions could suffer losses as interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund's value may decline as a result of this exposure to these securities.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Senior Loan Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Senior Loan Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2025
By:	/s/ Heidi Knapp
---------------------------
Heidi Knapp
Treasurer and Chief Financial Officer,
Principal Financial Officer
Date:	August 18, 2025